CONVERTIBLE NOTE	12 Months Ended
Dec. 31, 2012
Convertible Note [Abstract]
CONVERTIBLE NOTE

NOTE 11 — CONVERTIBLE NOTE

As of December 31, 2012, the Company’s subsidiary Micronet has convertible note short term balance liability to be repaid in November 2013. The note is linked to the Israeli price index and bears an annual interest of 5.25%. The note may be converted into ordinary shares of Micronet at a price of 6.5 NIS per share.

The conversion feature meets the definition of an embedded derivative, which has a minimal value as of December 31, 2012.